RISKS (Details) - Number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Variation of the result for the year	87	59
Shares [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	6	12
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	69	39
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	11	8
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	1